Statements of Changes in Net Assets Available for Benefits - EBP 42-1039071 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value of investments	$ 7,879,521	$ 5,076,559
Dividends	3,259,339	2,600,907
Interest	59,170	63,391
Total investment income	11,198,030	7,740,857
Interest income from notes receivable from participants	36,215	26,689
EBP, Change in Net Asset Available for Benefit, Increase from Contribution [Abstract]
Employer	1,206,891	1,181,509
Participants	1,883,597	1,757,806
Rollovers	173,248	407,808
Total contributions	3,263,736	3,347,123
Net additions	14,497,981	11,114,669
EBP, Change in Net Asset Available for Benefit, Decrease [Abstract]
Benefits paid to participants	2,920,285	1,722,897
NET INCREASE	11,577,696	9,391,772
NET ASSETS AVAILABLE FOR BENEFITS, BEGINNING OF YEAR	67,829,097
NET ASSETS AVAILABLE FOR BENEFITS, END OF YEAR	$ 79,406,793	$ 67,829,097